Derivatives (Tables)	9 Months Ended
Sep. 30, 2018
Derivatives.
Schedule of derivatives

	September 30, 2018			December 31, 2017
Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts
Interest rate-related contracts	5,064	10,727	288,804	3,781	9,132	245,788
Currency-related contracts	2,745	10,862	150,998	3,772	6,879	139,614
Equity-related contracts	210	866	16,103	250	303	13,246
Contracts related to commodities, credit risk, etc.	—	171	-1,912	—	166	-1,183

Total derivatives	8,019	22,626	453,993	7,803	16,480	397,465